UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [  ]  is a restatement
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       The Cincinnati Casualty Company
Address:    6200 South Gilmore Road
            Fairfield, Ohio 45014

13F File Number: 028-10755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Martin F. Hollenbeck
Title:   Chief Investment Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:

/s/ Martin F. Hollenbeck           Fairfield, Ohio           February 10, 2012
------------------------           ---------------           -----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  N/A

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

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers          1
                                           ------

Form 13F Information Table Entry Total     23
                                           ------

Form 13F Information Table Value Total     62,100
                                           ------
                                           (thousands)


List of Other Included Managers:

No.     File No.        Name
01      028-10798       Cincinnati Financial Corporation

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

                                         Column 2       Column 3       Column 4        Column 5
              Issuer                  Title of Class      Cusip        FMV (000)    Shares/Principal  SH/PRN
AUTOMATIC DATA PROCESSING               COMMON         053015103         3,889          72,000          SH
BLACKROCK INC                           COMMON         09247X101         1,782          10,000          SH
DOVER CORP                              COMMON         260003108         5,225          90,000          SH
DUKE ENERGY CORP                        COMMON         26441C105         4,376         198,900          SH
EMERSON ELECTRIC CO                     COMMON         291011104         4,193          90,000          SH
GENERAL MILLS INC                       COMMON         370334104         3,314          82,000          SH
GENUINE PARTS CO                        COMMON         372460105           918          15,000          SH
HASBRO INC                              COMMON         418056107         1,355          42,500          SH
HONEYWELL INTERNATIONAL INC             COMMON         438516106         2,718          50,000          SH
INTEL CORP                              COMMON         458140100         1,019          42,000          SH
JOHNSON & JOHNSON                       COMMON         478160104         1,640          25,000          SH
JP MORGAN CHASE                         COMMON         46625H100         1,546          46,500          SH
LEGGETT & PLATT INC                     COMMON         524660107         1,094          47,500          SH
LINEAR TECHNOLOGY CORP                  COMMON         535678106         1,081          36,000          SH
MICROCHIP TECHNOLOGY INC                COMMON         595017104         1,355          37,000          SH
MICROSOFT CORP                          COMMON         594918104         2,077          80,000          SH
NUCOR CORP                              COMMON         670346105           890          22,500          SH
PFIZER INC                              COMMON         717081103         5,116         236,400          SH
PRAXAIR INC                             COMMON         74005P104         2,673          25,000          SH
SPECTRA ENERGY CORP                     COMMON         847560109         9,669         314,450          SH
U S BANCORP                             COMMON         902973304         2,164          80,000          SH
UNITED TECHNOLOGIES CORP                COMMON         913017109         2,924          40,000          SH
WISCONSIN ENERGY CORP                   COMMON         976657106         1,084          31,000          SH
                                                                        62,100

                                         Column 6       Column 7       Column 8
              Issuer                  Investment Dis    Oth Mgrs         Sole           Shared         None
AUTOMATIC DATA PROCESSING              SHARED-OTHER        01              -             72,000          -
BLACKROCK INC                          SHARED-OTHER        01              -             10,000          -
DOVER CORP                             SHARED-OTHER        01              -             90,000          -
DUKE ENERGY CORP                       SHARED-OTHER        01              -            198,900          -
EMERSON ELECTRIC CO                    SHARED-OTHER        01              -             90,000          -
GENERAL MILLS INC                      SHARED-OTHER        01              -             82,000          -
GENUINE PARTS CO                       SHARED-OTHER        01              -             15,000          -
HASBRO INC                             SHARED-OTHER        01              -             42,500          -
HONEYWELL INTERNATIONAL INC            SHARED-OTHER        01              -             50,000          -
INTEL CORP                             SHARED-OTHER        01              -             42,000          -
JOHNSON & JOHNSON                      SHARED-OTHER        01              -             25,000          -
JP MORGAN CHASE                        SHARED-OTHER        01              -             46,500          -
LEGGETT & PLATT INC                    SHARED-OTHER        01              -             47,500          -
LINEAR TECHNOLOGY CORP                 SHARED-OTHER        01              -             36,000          -
MICROCHIP TECHNOLOGY INC               SHARED-OTHER        01              -             37,000          -
MICROSOFT CORP                         SHARED-OTHER        01              -             80,000          -
NUCOR CORP                             SHARED-OTHER        01              -             22,500          -
PFIZER INC                             SHARED-OTHER        01              -            236,400          -
PRAXAIR INC                            SHARED-OTHER        01              -             25,000          -
SPECTRA ENERGY CORP                    SHARED-OTHER        01              -            314,450          -
U S BANCORP                            SHARED-OTHER        01              -             80,000          -
UNITED TECHNOLOGIES CORP               SHARED-OTHER        01              -             40,000          -
WISCONSIN ENERGY CORP                  SHARED-OTHER        01              -             31,000          -

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